Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

Seneca Transaction

On August 1, 2025, the Company signed an agreement with Southern Point Capital ("Seneca") pursuant to which Seneca would enter into one or more claim purchase agreements to purchase up to an aggregate of $1.7 million of our outstanding payables with certain of our vendors (the “Vendor Payables”) and, subject to a court order, exchange such Vendor Payables for a settlement pursuant to Section (3)(a)(10) of the Securities Act of 1933, as amended (the “Seneca Transaction”). The amount of Vendor Payables would be initially convertible at the option of Seneca by the lower of (i) $2.42 per share, the closing price of the Company’s Common stock on the date of the agreement with Seneca and (ii) 77% of the average of the three (3) lowest traded prices on which at least 100 shares of Common stock were traded during the five-trading day period preceding a conversion notice delivered pursuant to such agreement, subject to a minimum price floor of $0.25 per share. Seneca would not be permitted to acquire shares of Common stock under the Seneca Transaction if, as a result thereof, Seneca would beneficially own (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder) more than 4.99% of the number of shares of our Common stock then outstanding. The agreement also provides that we may not issue, and shall not be obligated to issue, any shares to the extent such issuance would violate our obligations under the Nasdaq Stock Market, including any requirement that the issuance of such shares would require approval of our stockholders, until such approval has been obtained.

Stock Options Repricing

On August 3, 2025 (the “Repricing Date”), in accordance with the terms of the 2024 Plan, the Board of Directors of the Company approved a stock option repricing (the “Option Repricing”), effective as of the Repricing Date, of all outstanding stock options granted under the 2024 Plan prior to the Repricing Date, including stock options held by the Company’s named executive officers and certain non-employee members of the Board. Pursuant to the Option Repricing, the exercise prices of stock options covering 282,527 shares with an original exercise price of $6.80 per share, and of stock options covering 70,859 shares with an original exercise price of $5.90 per share, were each reduced to an exercise price of $2.42 per share, the closing price of the Common Stock on last business day prior to the Repricing Date.

The Option Repricing will be accounted for as a modification of equity awards. There was no incremental fair value generated as a result of this modification as the fair value of the modified awards immediately after the modification was less than the fair value of the original awards immediately before the modification. As a result, the Company will not record additional stock-based compensation expense related to the modification.

17. SUBSEQUENT EVENTS

Nasdaq Notification

On February 10, 2025, the Company received a letter from the Nasdaq notifying the Company that it was not in compliance with the Minimum Value of Listed Securities requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(A) as the Company has not met the minimum $50 million requirement for continued listing. On the same day, the Company also received a letter from the Nasdaq notifying the Company that it was not in compliance with the minimum Market Value of Publicly Held Shares requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(C) as the Company has not met the minimum $15 million requirement for continued listing. These letters have no immediate effect on the listing of the Common Stock on the Nasdaq Capital Market. The Company has 180 calendar days from receipt of letters, or until August 11, 2025 in which to regain compliance.

On August 12, 2025, the Company received a notice of a determination of delisting from the Nasdaq. The Company has since requested a hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the delisting determination, and the Panel has set the Company’s hearing date for September 16, 2025. As a result, the delisting action has been stayed, pending a final written decision by the Panel. The Company's Common stock will remain listed on the Nasdaq Global Select Market during the pendency of the hearing process and during any extension period granted by the Panel. At the hearing, the Company intends to present a compliance plan. There can be no assurance that the Panel will grant the Company's request for continued listing or that the Company will ultimately regain compliance with the applicable Nasdaq listing requirements.

Triton Financing

On February 13, 2025, the Company entered into a common stock purchase agreement with Triton related to the purchase of up to $1.5 million shares of the Company’s Common stock between the date a form S-1 registration statement became effective and June 30, 2025. Triton is a San Diego based entity that makes direct investments in publicly-traded companies. Under the form S-1 registration statement, the Company registered 492,842 shares of Common stock consisting of (A) up to 342,842 shares of Common stock and (b) up to 150,000 shares of Common stock underlying a warrant to purchase the Company’s Common stock.

The S-1 registration statement became effective on March 27, 2025. On March 31, 2025, the Company issued 342,842 shares of Common stock to Triton, subject to payment by Triton for the shares. During the three months ended June 30, 2025, the Company received $0.5 million of gross proceeds for the sale of Common stock. The Company recorded the proceeds to Common stock and additional paid-in capital, and recorded $0.2 million of deferred transaction costs to additional paid-in capital for the three months ended June 30, 2025.

Settlement Agreement and Exchange Agreement

On February 14, 2025, the Company entered into a settlement agreement (the “Settlement Agreement”) with its SPAC-Sponsor, Golden Arrow Sponsor, LLC. The company currently owes approximately $2.9 million in excise tax liability (the “Excise Tax Liability”) pursuant to Section 4501 of the Internal Revenue Code for redemptions of shares of GAMC Class A common stock in 2023 by the stockholders of GAMC prior to the consummations of the transactions contemplated by the Business Combination. The Company has proposed a payment plan to the Internal Revenue Service (“IRS”) whereby the Company would be permitted to pay the Excise Tax Liability over a series of payments over time (the “Payment Plan”).

Pursuant to the Settlement Agreement, the Sponsor shall (i) use its commercially reasonable efforts to provide or organize financing for us in an amount of $10 million to close by August 13, 2025 (the “Financing”) and (ii) (a) in the event that the IRS grants the Payment Plan, the Sponsor shall pay to us 75% of the total amount of each payment due to the IRS thereunder no less than 7 calendar days prior to the due date for each payment (the “Golden Arrow Payment Contribution”) or (b) in the event the IRS denies our request for a Payment Plan, the Sponsor shall either (A) close the Financing by August 13, 2025 or (B) pay to us 75% of the total amount of the then-outstanding Excise Tax Liability as well as all accrued interest on the entire Excise Tax Liability on August 13, 2025. The Golden Arrow Payment Contribution will continue until the earlier of (i) an aggregate amount of at least $6 million of Financing is successfully closed or (ii) the Excise Tax Liability is fully paid. Notwithstanding the foregoing, the Sponsor’s payments shall be capped at, and shall not exceed, the total amount the Sponsor received from selling 50% of the shares of our common stock held by the Sponsor on February 14, 2025. In August 2025, the Company received $0.4 million from the Sponsor.

As partial consideration for entering into the Settlement Agreement, on March 5, 2025, the Company exchanged warrants to purchase 250,000 shares of Common stock (the “Old Warrants”) that are governed by the terms of our Warrant Agreement, dated March 16, 2021 for a warrant to purchase 250,000 shares of common stock (the “Sponsor Warrant”) at an exercise price of $10.00 per share, the average closing price of its common stock on the five trading days immediately preceding our entry into the Purchase Agreement. The Sponsor Warrant is exercisable immediately upon issuance and will terminate on the fifth anniversary of the issuance date.

If, for any consecutive ten trading day period while the Sponsor Warrants is outstanding, the closing price of the Company’s common stock is equal to or greater than $17.00 (the “Forced Exercise Triggering Event”), then the Company shall have the right, in its sole discretion and upon written notice given at any time within 20 days of the initial occurrence of the Forced Exercise Triggering Event delivered to the holder of the Sponsor Warrant, to force the holder to cash exercise the Sponsor Warrants with respect to the number of shares of common stock that represents up to the lesser of (i) 125,000 shares of common stock or (ii) the unexercised portion of the Sponsor Warrants. The Company will issue the foregoing securities under Section 4(a)(2) of the Securities Act, as a transaction not requiring registration under Section 5 of the Securities Act. The parties receiving the securities represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution, and appropriate restrictive legends will be affixed to the certificates representing the securities (or reflected in restricted book entry with the Company’s transfer agent).

Seneca Transaction

On August 1, 2025, the Company signed an agreement with Southern Point Capital ("Seneca") pursuant to which Seneca would enter into one or more claim purchase agreements to purchase up to an aggregate of $1.7 million of our outstanding payables with certain of our vendors (the “Vendor Payables”) and, subject to a court order, exchange such Vendor Payables for a settlement pursuant to Section (3)(a)(10) of the Securities Act of 1933, as amended (the “Seneca Transaction”). The amount of Vendor Payables would be initially convertible at the option of Seneca by the lower of (i) $2.42 per share, the closing price of the Company’s Common stock on the date of the agreement with Seneca and (ii) 77% of the average of the three (3) lowest traded prices on which at least 100 shares of Common stock were traded during the five-trading day period preceding a conversion notice delivered pursuant to such agreement, subject to a minimum price floor of $0.25 per share. Seneca would not be permitted to acquire shares of Common stock under the Seneca Transaction if, as a result thereof, Seneca would beneficially own (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder) more than 4.99% of the number of shares of our Common stock then outstanding. The agreement also provides that we may not issue, and shall not be obligated to issue, any shares to the extent such issuance would violate our obligations under the Nasdaq Stock Market, including any requirement that the issuance of such shares would require approval of our stockholders, until such approval has been obtained.

Stock Options Repricing

On August 3, 2025 (the “Repricing Date”), in accordance with the terms of the 2024 Plan, the Board of Directors of the Company approved a stock option repricing (the “Option Repricing”), effective as of the Repricing Date, of all outstanding stock options granted under the 2024 Plan prior to the Repricing Date, including stock options held by the Company’s named executive officers and certain non-employee members of the Board. Pursuant to the Option Repricing, the exercise prices of stock options covering 282,527 shares with an original exercise price of $6.80 per share, and of stock options covering 70,859 shares with an original exercise price of $5.90 per share, were each reduced to an exercise price of $2.42 per share, the closing price of the Common Stock on last business day prior to the Repricing Date.

The Option Repricing will be accounted for as a modification of equity awards. There was no incremental fair value generated as a result of this modification as the fair value of the modified awards immediately after the modification was less than the fair value of the original awards immediately before the modification. As a result, the Company will not record additional stock-based compensation expense related to the modification.